Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST II
Entity Central Index Key	0001587982
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000235537 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr 2X Short TSLA Daily ETF
Class Name	Tradr 2X Short TSLA Daily ETF
Trading Symbol	TSLQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tradr 2X Short TSLA Daily ETF (“Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/tslq-2x-short-tsla-daily-etf. You can also request this information by contacting us at (833) 297-2587.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.tradretfs.com/tslq-2x-short-tsla-daily-etf
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tradr 2X Short TSLA Daily ETF (TSLQ)	$43	1.15%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	1.15%	[1]
Material Change Date	May 15, 2024
Net Assets	$ 78,786,930
Holdings Count | Holding	2
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$78,786,930
Total number of portfolio holdings	2
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	126%
Swap	(26)%
Total	100%

Material Fund Change [Text Block]
Material Fund Changes
On May 15, 2024, the Fund changed its name from Tradr TSLA Bear Daily ETF to Tradr 2X Short TSLA Daily ETF. Effective July 15, 2024, the Fund changed its investment strategy and objective to seeks daily investment results, before fees and expenses, that correspond to the inverse (-100%) of the daily performance of the common shares of Tesla, Inc ("TSLA). Prior to July 15, 2024, the Fund’s investment strategy and objective was to seeks daily investment results, before fees and expenses, that correspond to the inverse (-100%) of the daily performance of the common shares of TSLA.
On November 15, 2024, the Trust’s Board approved a one-for-six reverse share split for shares of the Fund, effective after the close of business on November 26, 2024. On November 27, 2024, shareholders will be deemed to hold one Fund share for every six Fund shares previously held as of the close of business on November 26, 2024. The reverse share split did not change the total value of the shareholders’ investments in the Fund. This reverse share split has been retroactively adjusted in the financial statements.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated July 15, 2024, as amended August 6, 2024 at https://www.tradretfs.com/tslq-2x-short-tsla-daily-etf.

Material Fund Change Name [Text Block]	On May 15, 2024, the Fund changed its name from Tradr TSLA Bear Daily ETF to Tradr 2X Short TSLA Daily ETF.
Material Fund Change Objectives [Text Block]	Effective July 15, 2024, the Fund changed its investment strategy and objective to seeks daily investment results, before fees and expenses, that correspond to the inverse (-100%) of the daily performance of the common shares of Tesla, Inc ("TSLA). Prior to July 15, 2024, the Fund’s investment strategy and objective was to seeks daily investment results, before fees and expenses, that correspond to the inverse (-100%) of the daily performance of the common shares of TSLA.
Material Fund Change Strategies [Text Block]	Effective July 15, 2024, the Fund changed its investment strategy and objective to seeks daily investment results, before fees and expenses, that correspond to the inverse (-100%) of the daily performance of the common shares of Tesla, Inc ("TSLA). Prior to July 15, 2024, the Fund’s investment strategy and objective was to seeks daily investment results, before fees and expenses, that correspond to the inverse (-100%) of the daily performance of the common shares of TSLA.
Updated Prospectus Web Address	https://www.tradretfs.com/tslq-2x-short-tsla-daily-etf
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000251521 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr 2X Long TLT Monthly ETF
Class Name	Tradr 2X Long TLT Monthly ETF
Trading Symbol	TLTM
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tradr 2X Long TLT Monthly ETF (“Fund”) for the period September 30, 2024 (commencement of operations).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tradretfs.com/tltm-2x-long-tlt-monthly-etf. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	https://www.tradretfs.com/tltm-2x-long-tlt-monthly-etf
Expenses [Text Block]
Fund Expenses
The Fund’s inception date is September 30, 2024 and the Fund did not incur any expenses.
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tradr 2X Long TLT Monthly ETF (TLTM)	$0	0.00%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[2]
Net Assets	$ 3,000,000
Holdings Count | Holding	0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$3,000,000
Total number of portfolio holdings	0
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	100%
Total	100%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000251510 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr 1.75X Long NVDA Weekly ETF
Class Name	Tradr 1.75X Long NVDA Weekly ETF
Trading Symbol	NVDW
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tradr 1.75X Long NVDA Weekly ETF (“Fund”) for the period of August 30, 2024 (commencement of operations) to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/nvdw-1.75x-long-nvda-weekly-etf. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.tradretfs.com/nvdw-1.75x-long-nvda-weekly-etf
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tradr 1.75X Long NVDA Weekly ETF (NVDW)[1]	$11	1.30%[2]
[1]	The Fund commenced operations on August 30, 2024. If the Fund had been operational for the entire semi-annual period of April 1, 2024 to September 30, 2024, expenses would have been higher.
[2]	Annualized.

Expenses Paid, Amount	$ 11	[3]
Expense Ratio, Percent	1.30%	[3],[4]
Net Assets	$ 744,499
Holdings Count | Holding	1
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$744,499
Total number of portfolio holdings	1
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	103%
Swap	(3)%
Total	100%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000251513 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr 2X Long Triple Q Weekly ETF
Class Name	Tradr 2X Long Triple Q Weekly ETF
Trading Symbol	QQQW
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tradr 2X Long Triple Q Weekly ETF (“Fund”) for the period of August 30, 2024 (commencement of operations) to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/qqqw-2x-long-triple-q-weekly-etf. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.tradretfs.com/qqqw-2x-long-triple-q-weekly-etf
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tradr 2X Long Triple Q Weekly ETF (QQQW)[1]	$12	1.30%[2]
[1]	The Fund commenced operations on August 30, 2024. If the Fund had been operational for the entire semi-annual period of April 1, 2024 to September 30, 2024, expenses would have been higher.
[2]	Annualized.

Expenses Paid, Amount	$ 12	[5]
Expense Ratio, Percent	1.30%	[5],[6]
Net Assets	$ 3,114,705
Holdings Count | Holding	2
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$3,114,705
Total number of portfolio holdings	2
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	98%
Swap	2%
Total	100%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000251517 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr 2X Long SPY Monthly ETF
Class Name	Tradr 2X Long SPY Monthly ETF
Trading Symbol	SPYM
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tradr 2X Long SPY Monthly ETF (“Fund”) for the period of August 30, 2024 (commencement of operations) to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/spym-2x-long-spy-monthly-etf. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.tradretfs.com/spym-2x-long-spy-monthly-etf
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tradr 2X Long SPY Monthly ETF (SPYM)[1]	$12	1.30%[2]
[1]	The Fund commenced operations on August 30, 2024. If the Fund had been operational for the entire semi-annual period of April 1, 2024 to September 30, 2024, expenses would have been higher.
[2]	Annualized.

Expenses Paid, Amount	$ 12	[7]
Expense Ratio, Percent	1.30%	[7],[8]
Net Assets	$ 1,034,615
Holdings Count | Holding	1
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,034,615
Total number of portfolio holdings	1
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	97%
Swap	3%
Total	100%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000251516 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr 2X Long SOXX Weekly ETF
Class Name	Tradr 2X Long SOXX Weekly ETF
Trading Symbol	SOXW
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tradr 2X Long SOXX Weekly ETF (“Fund”) for the period of August 30, 2024 (commencement of operations) to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/soxw-2x-long-soxx-weekly-etf. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.tradretfs.com/soxw-2x-long-soxx-weekly-etf
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tradr 2X Long SOXX Weekly ETF (SOXW)[1]	$11	1.30%[2]
[1]	The Fund commenced operations on August 30, 2024. If the Fund had been operational for the entire semi-annual period of April 1, 2024 to September 30, 2024, expenses would have been higher.
[2]	Annualized.

Expenses Paid, Amount	$ 11	[9]
Expense Ratio, Percent	1.30%	[9],[10]
Net Assets	$ 966,313
Holdings Count | Holding	2
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$966,313
Total number of portfolio holdings	2
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	104%
Swap	(4)%
Total	100%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000251520 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr 2X Long SPY Weekly ETF
Class Name	Tradr 2X Long SPY Weekly ETF
Trading Symbol	SPYB
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tradr 2X Long SPY Weekly ETF (“Fund”) for the period of August 30, 2024 (commencement of operations) to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/spyb-2x-long-spy-weekly-etf. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.tradretfs.com/spyb-2x-long-spy-weekly-etf
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tradr 2X Long SPY Weekly ETF (SPYB)[1]	$12	1.30%[2]
[1]	The Fund commenced operations on August 30, 2024. If the Fund had been operational for the entire semi-annual period of April 1, 2024 to September 30, 2024, expenses would have been higher.
[2]	Annualized.

Expenses Paid, Amount	$ 12	[11]
Expense Ratio, Percent	1.30%	[11],[12]
Net Assets	$ 1,031,220
Holdings Count | Holding	2
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,031,220
Total number of portfolio holdings	2
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	97%
Swap	3%
Total	100%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000251526 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr 1.5X Long TSLA Weekly ETF
Class Name	Tradr 1.5X Long TSLA Weekly ETF
Trading Symbol	TSLW
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tradr 1.5X Long TSLA Weekly ETF (“Fund”) for the period of August 30, 2024 (commencement of operations) to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/tslw-1.5x-long-tsla-weekly-etf. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.tradretfs.com/tslw-1.5x-long-tsla-weekly-etf
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tradr 1.5X Long TSLA Weekly ETF (TSLW)[1]	$13	1.30%[2]
[1]	The Fund commenced operations on August 30, 2024. If the Fund had been operational for the entire semi-annual period of April 1, 2024 to September 30, 2024, expenses would have been higher.
[2]	Annualized.

Expenses Paid, Amount	$ 13	[13]
Expense Ratio, Percent	1.30%	[13],[14]
Net Assets	$ 1,336,357
Holdings Count | Holding	1
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,336,357
Total number of portfolio holdings	1
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	75%
Swap	25%
Total	100%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000251514 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr 2X Long SOXX Monthly ETF
Class Name	Tradr 2X Long SOXX Monthly ETF
Trading Symbol	SOXM
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tradr 2X Long SOXX Monthly ETF (“Fund”) for the period of August 30, 2024 (commencement of operations) to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/soxm-2x-long-soxx-monthly-etf. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.tradretfs.com/soxm-2x-long-soxx-monthly-etf
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tradr 2X Long SOXX Monthly ETF (SOXM)[1]	$11	1.30%[2]
[1]	The Fund commenced operations on August 30, 2024. If the Fund had been operational for the entire semi-annual period of April 1, 2024 to September 30, 2024, expenses would have been higher.
[2]	Annualized.

Expenses Paid, Amount	$ 11	[15]
Expense Ratio, Percent	1.30%	[15],[16]
Net Assets	$ 992,657
Holdings Count | Holding	1
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$992,657
Total number of portfolio holdings	1
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	101%
Swap	(1)%
Total	100%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000251519 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr 2X Long SPY Quarterly ETF
Class Name	Tradr 2X Long SPY Quarterly ETF
Trading Symbol	SPYQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tradr 2X Long SPY Quarterly ETF (“Fund”) for the period of September 30, 2024 (commencement of operations).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tradretfs.com/spyq-2x-long-spy-quarterly-etf. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	https://www.tradretfs.com/spyq-2x-long-spy-quarterly-etf
Expenses [Text Block]
Fund Expenses
The Fund’s inception date is September 30, 2024 and the Fund did not incur any expenses.
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tradr 2X Long SPY Quarterly ETF (SPYQ)	$0	0.00%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[17]
Net Assets	$ 2,500,000
Holdings Count | Holding	0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$2,500,000
Total number of portfolio holdings	0
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	100%
Total	100%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000251522 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr 1.75X Long TLT Quarterly ETF
Class Name	Tradr 1.75X Long TLT Quarterly ETF
Trading Symbol	TLTQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tradr 1.75X Long TLT Quarterly ETF (“Fund”) for the period September 30, 2024 (commencement of operations).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tradretfs.com/tltq-1.75x-long-tlt-quarterly-etf. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	https://www.tradretfs.com/tltq-1.75x-long-tlt-quarterly-etf
Expenses [Text Block]
Fund Expenses
The Fund’s inception date is September 30, 2024 and the Fund did not incur any expenses.
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tradr 1.75X Long TLT Quarterly ETF (TLTQ)	$0	0.00%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[18]
Net Assets	$ 3,000,000
Holdings Count | Holding	0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$3,000,000
Total number of portfolio holdings	0
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	100%
Total	100%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000235149 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr 2X Long Innovation ETF
Class Name	Tradr 2X Long Innovation ETF
Trading Symbol	TARK
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tradr 2X Long Innovation ETF (“Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/tark-2x-long-innovation-etf. You can also request this information by contacting us at (833) 297-2587.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.tradretfs.com/tark-2x-long-innovation-etf
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tradr 2X Long Innovation ETF (TARK)	$52	1.15%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.15%	[19]
Material Change Date	May 15, 2024
Net Assets	$ 63,471,472
Holdings Count | Holding	2
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$63,471,472
Total number of portfolio holdings	2
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	74%
Swap	26%
Total	100%

Material Fund Change [Text Block]
Material Fund Changes
On May 15, 2024, the Fund changed its name from AXS 2X Innovation ETF to Tradr 2X Long Innovation ETF.
On November 15, 2024, the Trust’s Board approved a two-for-one forward share split for shares of the Fund, effective after the close of business on November 26, 2024. On November 27, 2024, shareholders will be deemed to hold two Fund shares for every one Fund share previously held as of the close of business on November 26, 2024. The forward share split did not change the total value of the shareholders’ investments in the Fund. This forward share split has been retroactively adjusted in the financial statements.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated July 15, 2024, as amended August 6, 2024 at https://www.tradretfs.com/tark-2x-long-innovation-etf.

Material Fund Change Name [Text Block]	On May 15, 2024, the Fund changed its name from AXS 2X Innovation ETF to Tradr 2X Long Innovation ETF.
Updated Prospectus Web Address	https://www.tradretfs.com/tark-2x-long-innovation-etf
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000236570 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr 2X Short Innovation Daily ETF
Class Name	Tradr 2X Short Innovation Daily ETF
Trading Symbol	SARK
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tradr 2X Short Innovation Daily ETF (“Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/sark-2x-short-innovation-daily-etf. You can also request this information by contacting us at (833) 297-2587.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.tradretfs.com/sark-2x-short-innovation-daily-etf
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tradr 2X Short Innovation Daily ETF (SARK)	$41	0.84%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.84%	[20]
Material Change Date	May 15, 2024
Net Assets	$ 78,081,513
Holdings Count | Holding	3
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$78,081,513
Total number of portfolio holdings	3
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	105%
Swap	(5)%
Total	100%

Material Fund Change [Text Block]
Material Fund Changes
On May 15, 2024, the Fund changed its name from AXS Short Innovation Daily ETF to Tradr Short Innovation Daily ETF.  Effective July 15, 2024, the Fund changed its investment strategy and objective to seek daily investment results, before fees and expenses, of two times the inverse (-200%) of the daily price and yield performance of the ARK Innovation ETF and accordingly, changed its name to Tradr 2X Short Innovation ETF.  Prior to July 15, 2024, the Fund’s investment strategy and objective was to seek to provide investment results that are approximately the inverse (or opposite) of, before fees and expenses, to the daily price and yield performance of the ARK Innovation ETF.
On November 15, 2024, the Trust’s Board approved a one-for-three reverse share split for shares of the Fund, effective after the close of business on November 26, 2024. On November 27, 2024, shareholders will be deemed to hold one Fund share for every three Fund shares previously held as of the close of business on November 26, 2024. The reverse share split did not change the total value of the shareholders’ investments in the Fund. This reverse share split has been retroactively adjusted in the financial statements.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated July 15, 2024, as amended August 6, 2024 at https://www.tradretfs.com/sark-2x-short-innovation-daily-etf.

Material Fund Change Name [Text Block]	On May 15, 2024, the Fund changed its name from AXS Short Innovation Daily ETF to Tradr Short Innovation Daily ETF.
Material Fund Change Objectives [Text Block]	Effective July 15, 2024, the Fund changed its investment strategy and objective to seek daily investment results, before fees and expenses, of two times the inverse (-200%) of the daily price and yield performance of the ARK Innovation ETF and accordingly, changed its name to Tradr 2X Short Innovation ETF. Prior to July 15, 2024, the Fund’s investment strategy and objective was to seek to provide investment results that are approximately the inverse (or opposite) of, before fees and expenses, to the daily price and yield performance of the ARK Innovation ETF.
Material Fund Change Strategies [Text Block]	Effective July 15, 2024, the Fund changed its investment strategy and objective to seek daily investment results, before fees and expenses, of two times the inverse (-200%) of the daily price and yield performance of the ARK Innovation ETF and accordingly, changed its name to Tradr 2X Short Innovation ETF. Prior to July 15, 2024, the Fund’s investment strategy and objective was to seek to provide investment results that are approximately the inverse (or opposite) of, before fees and expenses, to the daily price and yield performance of the ARK Innovation ETF.
Updated Prospectus Web Address	https://www.tradretfs.com/sark-2x-short-innovation-daily-etf
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000251512 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr 2X Long Triple Q Quarterly ETF
Class Name	Tradr 2X Long Triple Q Quarterly ETF
Trading Symbol	QQQP
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tradr 2X Long Triple Q Quarterly ETF (“Fund”) for the period September 30, 2024 (commencement of operations).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tradretfs.com/qqqp-2x-long-triple-q-quarterly-etf. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	https://www.tradretfs.com/qqqp-2x-long-triple-q-quarterly-etf
Expenses [Text Block]
Fund Expenses
The Fund’s inception date is September 30, 2024 and the Fund did not incur any expenses.
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tradr 2X Long Triple Q Quarterly ETF (QQQP)	$0	0.00%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[21]
Net Assets	$ 2,500,000
Holdings Count | Holding	0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$2,500,000
Total number of portfolio holdings	0
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	100%
Total	100%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000235548 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr 1.5X Short NVDA Daily ETF
Class Name	Tradr 1.5X Short NVDA Daily ETF
Trading Symbol	NVDS
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tradr 1.5X Short NVDA Daily ETF (“Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/nvds-1.5x-short-nvda-daily-etf. You can also request this information by contacting us at (833) 297-2587.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.tradretfs.com/nvds-1.5x-short-nvda-daily-etf
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tradr 1.5X Short NVDA Daily ETF (NVDS)	$45	1.15%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	1.15%	[22]
Material Change Date	May 15, 2024
Net Assets	$ 49,300,950
Holdings Count | Holding	2
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$49,300,950
Total number of portfolio holdings	2
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	88%
Swap	12%
Total	100%

Material Fund Change [Text Block]
Material Fund Changes
On May 15, 2024, the Fund changed its name from Tradr 1.25X NVDA Bear Daily ETF to Tradr 1.5X Short NVDA Daily ETF. Effective July 15, 2024, the Fund changed its investment strategy and objective to seek daily investment results, before fees and expenses, that correspond to one and a half times the inverse (-150%) of the daily performance of the common shares of NVIDIA Corporation ("NVDA"). Prior to July 15, 2024, the Fund’s investment strategy and objective was to seeks daily investment results, before fees and expenses, that correspond to one and a half times the inverse (-125%) of the daily performance of the common shares of NVDA.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated July 15, 2024, as amended August 6, 2024 at https://www.tradretfs.com/nvds-1.5x-short-nvda-daily-etf.

Material Fund Change Name [Text Block]	On May 15, 2024, the Fund changed its name from Tradr 1.25X NVDA Bear Daily ETF to Tradr 1.5X Short NVDA Daily ETF.
Material Fund Change Objectives [Text Block]	Effective July 15, 2024, the Fund changed its investment strategy and objective to seek daily investment results, before fees and expenses, that correspond to one and a half times the inverse (-150%) of the daily performance of the common shares of NVIDIA Corporation ("NVDA"). Prior to July 15, 2024, the Fund’s investment strategy and objective was to seeks daily investment results, before fees and expenses, that correspond to one and a half times the inverse (-125%) of the daily performance of the common shares of NVDA.
Material Fund Change Strategies [Text Block]	Effective July 15, 2024, the Fund changed its investment strategy and objective to seek daily investment results, before fees and expenses, that correspond to one and a half times the inverse (-150%) of the daily performance of the common shares of NVIDIA Corporation ("NVDA"). Prior to July 15, 2024, the Fund’s investment strategy and objective was to seeks daily investment results, before fees and expenses, that correspond to one and a half times the inverse (-125%) of the daily performance of the common shares of NVDA.
Updated Prospectus Web Address	https://www.tradretfs.com/nvds-1.5x-short-nvda-daily-etf
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000251511 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr 2X Long Triple Q Monthly ETF
Class Name	Tradr 2X Long Triple Q Monthly ETF
Trading Symbol	MQQQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tradr 2X Long Triple Q Monthly ETF (“Fund”) for the period of August 30, 2024 (commencement of operations) to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/mqqq-2x-long-triple-q-monthly-etf. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.tradretfs.com/mqqq-2x-long-triple-q-monthly-etf
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tradr 2X Long Triple Q Monthly ETF (MQQQ)[1]	$12	1.30%[2]
[1]	The Fund commenced operations on August 30, 2024. If the Fund had been operational for the entire semi-annual period of April 1, 2024 to September 30, 2024, expenses would have been higher.
[2]	Annualized.

Expenses Paid, Amount	$ 12	[23]
Expense Ratio, Percent	1.30%	[23],[24]
Net Assets	$ 6,011,596
Holdings Count | Holding	2
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$6,011,596
Total number of portfolio holdings	2
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	93%
Swap	7%
Total	100%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.

[1]	Annualized.
[2]	Annualized.
[3]	The Fund commenced operations on August 30, 2024. If the Fund had been operational for the entire semi-annual period of April 1, 2024 to September 30, 2024, expenses would have been higher.
[4]	Annualized.
[5]	The Fund commenced operations on August 30, 2024. If the Fund had been operational for the entire semi-annual period of April 1, 2024 to September 30, 2024, expenses would have been higher.
[6]	Annualized.
[7]	The Fund commenced operations on August 30, 2024. If the Fund had been operational for the entire semi-annual period of April 1, 2024 to September 30, 2024, expenses would have been higher.
[8]	Annualized.
[9]	The Fund commenced operations on August 30, 2024. If the Fund had been operational for the entire semi-annual period of April 1, 2024 to September 30, 2024, expenses would have been higher.
[10]	Annualized.
[11]	The Fund commenced operations on August 30, 2024. If the Fund had been operational for the entire semi-annual period of April 1, 2024 to September 30, 2024, expenses would have been higher.
[12]	Annualized.
[13]	The Fund commenced operations on August 30, 2024. If the Fund had been operational for the entire semi-annual period of April 1, 2024 to September 30, 2024, expenses would have been higher.
[14]	Annualized.
[15]	The Fund commenced operations on August 30, 2024. If the Fund had been operational for the entire semi-annual period of April 1, 2024 to September 30, 2024, expenses would have been higher.
[16]	Annualized.
[17]	Annualized.
[18]	Annualized.
[19]	Annualized.
[20]	Annualized.
[21]	Annualized.
[22]	Annualized.
[23]	The Fund commenced operations on August 30, 2024. If the Fund had been operational for the entire semi-annual period of April 1, 2024 to September 30, 2024, expenses would have been higher.
[24]	Annualized.